Contingencies - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies [Line Items]
Estimated exposure of guarantees	$ 2,500,000	$ 3,300,000
Guarantees accrued	$ 0	$ 0
Minimum
Commitments and Contingencies [Line Items]
Term of guarantees	3 years
Maximum
Commitments and Contingencies [Line Items]
Term of guarantees	5 years